Shareholder’s Equity (Tables)	12 Months Ended
Jun. 30, 2025
Shareholder’s Equity [Line Items]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options

For the years ended June 30, 2025, 2024 and 2023, key inputs used to estimate the fair value of share options on the grant dates are as follows:

Options granted in June 2021
Risk-free interest rate	0.87%
Expected life of the options	6.25 years
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value	$0.14 *

Binomial option pricing model

Options granted in January 2022
Fair value of the ordinary shares on the date of option grant	$0.84 *
Risk-free interest rate	1.53% to 1.589%
Option life	10 years
Expected volatility	88.68% to 94.17%
Expected dividend yield	0.00%
Exercise price	$0.84 *
Expected early exercise multiple	2.80

Options granted in June 2025
Fair value of the ordinary shares on the date of option grant	$17.40
Risk-free interest rate	4.23%
Option life	10 years
Expected volatility	65.34%
Expected dividend yield	0.00%
Exercise price	$17.40
Expected early exercise multiple	2.80

*	These have been restated for the 38-for-1 forward stock split.

Schedule of Activities Share Options

A summary of activities of the share options for the years ended June 30, 2025 and 2024 are presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Grant-date Fair value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	$	Year	$
Outstanding as of July 1, 2023	30,400,304	0.26	0.15	8.06	10,608,693
Granted	-	-	-	-	-
Expired, forfeited or cancelled	(1,727,290)	0.25	0.14	-	-
Outstanding as of June 30, 2024	28,673,014	0.26	0.15	7.06	(4,856,370)
Granted	592,230	17.40	10.39	10.00	(213,203)
Expired, forfeited or cancelled	(4,774,738)	0.25	0.14	6.55	(11,393,123)
Outstanding as of June 30, 2025	24,490,506	0.68	0.40	6.16	440,464,693
Exercisable as of June 30, 2025	18,543,582	0.25	0.15	6.21	315,665,450
Vested and Expected to Vest as of June 30, 2025	24,490,506	0.68	0.40	6.16	440,464,693